UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $458,561 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corparation  COMMON           003830106     3141   993985          SOLE                   993985
American General Corp          COMMON           026351106    88371  1902498          SOLE                  1902498
Audio Visual Services          COMMON           050727106      206   316451          SOLE                   316451
Harcourt General Inc.          COMMON           41163G101    36585   628709          SOLE                   628709
Homestake Mining               COMMON           437614100    11080  1399006          SOLE                  1399006
HS Resources                   COMMON           404297103    24475   377708          SOLE                   377708
Houghton Mifflin co            COMMON           441560109    19667   328160          SOLE                   328160
Ibp Inc.                       COMMON           449223106     8963   354980          SOLE                   354980
Intermedia Communication       COMMON           458801107     3451   231594          SOLE                   231594
Johnson & Johnson Com          COMMON           478160104       18      355          SOLE                      355
Nova Corp                      COMMON           669784100     7219   229526          SOLE                   229526
Ralston Purina                 COMMON           751277302     9119   303766          SOLE                   303766
Tosco Petroleum Corporation    COMMON           891490302    52568  1193374          SOLE                  1193374
Texaco Inc.                    COMMON           881694103   122490  1837532          SOLE                  1837532
Ultramar Diamond Shamrock      COMMON           904000106    52993  1121541          SOLE                  1121541
Willamette Industries          COMMON           969133107    15057   304175          SOLE                   304175
Worldport Comm Restricted      COMMON           98155j105      433   265677          SOLE                   265677
Newport News Ship Bldg Aug 60  OPTION           652228107     1253     3481     CALL SOLE                     3481
Ralston Purina Dec 30          OPTION           751277302      338     1502     CALL SOLE                     1502
Tosco Petroleum Corp July 40   OPTION           891490302     1134     2637     CALL SOLE                     2637